Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	$ 132,846	$ 185,828
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(670)	(433)
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	140,199	(52,549)
Movement of financial instruments ending balance	272,375	132,846
Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	11,038	11,471
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(670)	(433)
Movement of financial instruments ending balance	10,368	11,038
Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	121,808	174,357
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	140,199	(52,549)
Movement of financial instruments ending balance	$ 262,007	$ 121,808